SCHEDULE OF FEDERAL STATUTORY INCOME TAX RATE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Expected tax at 21%					21.00%	21.00%
Expected tax at 21%					$ (5,211,000)
State and Local Taxes, Net of Federal Benefit					(0.02%)	2.62%
State and Local Taxes, Net of Federal Benefit					$ 5,000
Foreign Tax Effects:
China - Foreign rate differential					0.00%	0.26%
China - Foreign rate differential					$ 0.00
Effect of Changes in Tax Laws or Rates Enacted in the Current Period					0.00%	0.00%
Effect of Changes in Tax Laws or Rates Enacted in the Current Period					$ 0.00
Effect of Cross Border Tax Laws
FDII deduction					0.00%
FDII deduction					$ 0.00
Tax Credits
R&D Tax Credits					0.01%	3.34%
R&D Tax Credits					$ (3,000)
Changes in Valuation Allowance					0.61%	(27.06%)
Changes in Valuation Allowance					$ (153,000)
Change in Warrant Valuation					(21.62%)
Change in Warrant Valuation					$ 5,365,000
Nontaxable or Non-deductible items:
Penalties					0.00%	0.46%
Penalties					$ 2,000
Other non-deductible expenses					0.00%	0.00%
Changes in Unrecognized Tax Benefits					$ 0.00
Changes in Unrecognized Tax Benefits					0.00%	0.00%
Other Adjustments:
Impact of Annual ETR and Q4 loss impact					0.00%	0.00%
Impact of Annual ETR and Q4 loss impact					$ 0.00
Effective tax rate					0.02%	(0.71%)
Total provision (benefit) for income taxes	$ (1,655)	$ 1,751	$ 444	$ 6,074	$ 4,651	$ 7,824